Accounts Receivable, Net	12 Months Ended
Sep. 30, 2020
Credit Loss, Additional Improvements [Abstract]
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

As of September 30, 2019 and 2020, accounts receivable and allowance for doubtful accounts consisted of the following:

	As of September 30,
	2019	2020
Accounts receivable	$115,400	$6,638,266
Less: allowance for doubtful accounts	-	(21,451)
Accounts receivable, net	$115,400	$6,616,815